BUSINESS COMBINATIONS (Details 3) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 4,158,122		$ 236,690		$ 4,208,856	$ 305,098	$ 3,403,648	$ 98,446
Net loss	$ (1,569,337)	$ (3,410,353)	$ (1,701,330)	$ (973,460)	$ (4,979,690)	$ (2,674,790)	$ (7,162,908)	(90,249)
Pro Forma Financial Information [Member]
Total revenues								316,389
Net loss								$ (131,540)